Share based compensation - SOP 2019 Valuation (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Y € / shares shares	Dec. 31, 2022 USD ($) Y $ / shares shares	Dec. 31, 2021 USD ($) Y € / shares	Dec. 31, 2021 USD ($) Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free floor interest rate	0.00%	0.00%
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share (in unit per share) | € / shares	€ 1.00
Number of ordinary shares per ADS | shares	2	2
Cash Settled Stock Options 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per share (in dollars per share) | $ / shares		$ 1.61		$ 5.70
Exercise price per share (in unit per share) | € / shares	€ 1		€ 1
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Expected volatility (as a percent)	111.90%	111.90%	55.00%	55.00%
Conversion ratio between ordinary shares and American Depositary Shares	2	2
Number of ADS per option | shares	1	1
Cash Settled Stock Options 2019 | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.00%	2.00%	0.00%	0.00%
Expected life | Y	0.4	0.4	1.4	1.4
Fair value of options | $	€ 0.69	$ 0.69	€ 4.57	$ 4.57